Contingent Acquisition Consideration (Details) - Schedule of change in the fair value of contingent acquisition - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition, Contingent Consideration [Line Items]
Total change in fair value of contingent acquisition consideration	$ 438,322	$ (635,700)
Change in Fair Value of HCFM Contingent Acquisition Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Total change in fair value of contingent acquisition consideration	(4,139)	(11,308)
Change in Fair Value of CHM Contingent Acquisition Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Total change in fair value of contingent acquisition consideration	6,376	(33,252)
Change in Fair Value of MOD Contingent Acquisition Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Total change in fair value of contingent acquisition consideration	$ 436,085	$ (591,140)